SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares underlying, outstanding	14,308,233	13,072,733
Employee Stock Option [Member]
Shares underlying, outstanding	5,961,641	4,433,528	4,674,628	3,646,870
Warrant [Member]
Shares underlying, outstanding	8,089,520	8,390,953	8,513,984	8,715,289
Convertible Notes Payable [Member]
Shares underlying, outstanding	257,072	248,252	252,698	243,854